Victory Pioneer Disciplined Growth Fund
(Successor to Pioneer Disciplined Growth Fund)
Schedule of Investments | May 31, 2025

Schedule of Investments  |  5/31/25
(unaudited)
Shares		Value
	UNAFFILIATED ISSUERS — 99.9%
	Common Stocks — 99.9% of Net Assets
	Aerospace & Defense — 1.1%
71,231	HEICO Corp.	$ 21,343,657
	Total Aerospace & Defense	$21,343,657

	Biotechnology — 1.8%
49,320(a)	Alnylam Pharmaceuticals, Inc.	$ 15,020,899
134,960(a)	Natera, Inc.	21,287,241
	Total Biotechnology	$36,308,140

	Broadline Retail — 7.6%
740,808(a)	Amazon.com, Inc.	$ 151,873,048
	Total Broadline Retail	$151,873,048

	Capital Markets — 1.3%
291,375	Charles Schwab Corp.	$ 25,740,067
	Total Capital Markets	$25,740,067

	Chemicals — 1.4%
79,733	Sherwin-Williams Co.	$ 28,608,998
	Total Chemicals	$28,608,998

	Communications Equipment — 2.4%
558,811(a)	Arista Networks, Inc.	$ 48,415,385
	Total Communications Equipment	$48,415,385

	Construction Materials — 2.3%
515,899	CRH Plc	$ 47,029,353
	Total Construction Materials	$47,029,353

	Consumer Finance — 1.8%
122,963	American Express Co.	$ 36,157,270
	Total Consumer Finance	$36,157,270

	Electrical Equipment — 7.2%
146,108	Eaton Corp. Plc	$ 46,783,782
122,406	GE Vernova, Inc.	57,895,590
365,156	Vertiv Holdings Co., Class A	39,411,287
	Total Electrical Equipment	$144,090,659

	Electronic Equipment, Instruments & Components — 2.6%
329,467(a)	Keysight Technologies, Inc.	$ 51,739,498
	Total Electronic Equipment, Instruments & Components	$51,739,498

1Victory Pioneer Disciplined Growth Fund | 5/31/25

Shares		Value
	Entertainment — 1.1%
164,827(a)	Live Nation Entertainment, Inc.	$ 22,612,616
	Total Entertainment	$22,612,616

	Financial Services — 3.2%
176,421	Visa, Inc., Class A	$ 64,427,185
	Total Financial Services	$64,427,185

	Food Products — 0.3%
71,717(a)	Freshpet, Inc.	$ 5,748,835
	Total Food Products	$5,748,835

	Ground Transportation — 0.9%
223,330(a)	Uber Technologies, Inc.	$ 18,795,453
	Total Ground Transportation	$18,795,453

	Health Care Equipment & Supplies — 1.9%
151,924	ResMed, Inc.	$ 37,189,476
	Total Health Care Equipment & Supplies	$37,189,476

	Hotels, Restaurants & Leisure — 3.4%
135,147(a)	Airbnb, Inc., Class A	$ 17,433,963
999,742(a)	Chipotle Mexican Grill, Inc.	50,067,079
	Total Hotels, Restaurants & Leisure	$67,501,042

	Interactive Media & Services — 11.4%
866,399	Alphabet, Inc., Class A	$ 148,795,364
123,424	Meta Platforms, Inc., Class A	79,915,806
	Total Interactive Media & Services	$228,711,170

	Oil, Gas & Consumable Fuels — 2.4%
200,182	Cheniere Energy, Inc.	$ 47,441,132
	Total Oil, Gas & Consumable Fuels	$47,441,132

	Pharmaceuticals — 4.1%
112,420	Eli Lilly & Co.	$ 82,928,861
	Total Pharmaceuticals	$82,928,861

	Semiconductors & Semiconductor Equipment — 14.4%
450,653(a)	Advanced Micro Devices, Inc.	$ 49,900,807
35,819	ASML Holding NV	26,390,365
354,737	Broadcom, Inc.	85,871,185
932,621	NVIDIA Corp.	126,025,076
	Total Semiconductors & Semiconductor Equipment	$288,187,433

	Software — 19.7%
24,834(a)	Adobe, Inc.	$ 10,308,345
186,514(a)	Autodesk, Inc.	55,230,526
Victory Pioneer Disciplined Growth Fund | 5/31/252

Schedule of Investments  |  5/31/25
(unaudited) (continued)
Shares		Value
	Software — (continued)
158,641(a)	Datadog, Inc., Class A	$ 18,700,601
27,638(a)	HubSpot, Inc.	16,303,656
204,467	Microsoft Corp.	94,128,428
591,243	Oracle Corp.	97,868,454
253,446(a)	Palo Alto Networks, Inc.	48,768,079
53,700(a)	ServiceNow, Inc.	54,295,533
	Total Software	$395,603,622

	Specialty Retail — 0.9%
148,160	TJX Cos., Inc.	$ 18,801,504
	Total Specialty Retail	$18,801,504

	Technology Hardware, Storage & Peripherals — 4.5%
299,613	Apple, Inc.	$ 60,177,271
567,632(a)	Pure Storage, Inc., Class A	30,419,399
	Total Technology Hardware, Storage & Peripherals	$90,596,670

	Trading Companies & Distributors — 2.2%
238,460	Ferguson Enterprises, Inc.	$ 43,480,796
	Total Trading Companies & Distributors	$43,480,796

	Total Common Stocks (Cost $1,536,816,982)	$2,003,331,870

	SHORT TERM INVESTMENTS — 0.0%† of Net Assets
	Open-End Fund — 0.0%†
62,097(b)	Dreyfus Government Cash Management, Institutional Shares, 4.19%	$ 62,097
		$62,097

	TOTAL SHORT TERM INVESTMENTS (Cost $62,097)	$62,097

	TOTAL INVESTMENTS IN UNAFFILIATED ISSUERS — 99.9% (Cost $1,536,879,079)	$2,003,393,967
	OTHER ASSETS AND LIABILITIES — 0.1%	$2,075,472
	net assets — 100.0%	$2,005,469,439

(a)	Non-income producing security.
(b)	Rate periodically changes. Rate disclosed is the 7-day yield at May 31, 2025.
†	Amount rounds to less than 0.1%.
3Victory Pioneer Disciplined Growth Fund | 5/31/25

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels below.
Level 1	–	unadjusted quoted prices in active markets for identical securities.
Level 2	–	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
Level 3	–	significant unobservable inputs (including the Adviser’s own assumptions in determining fair value of investments).
The following is a summary of the inputs used as of May 31, 2025 in valuing the Fund’s investments:
	Level 1	Level 2	Level 3	Total
Common Stocks	$2,003,331,870	$—	$—	$2,003,331,870
Open-End Fund	62,097	—	—	62,097
Total Investments in Securities	$2,003,393,967	$—	$—	$2,003,393,967
During the period ended May 31, 2025, there were no transfers in or out of Level 3.
Victory Pioneer Disciplined Growth Fund | 5/31/254